Balance Sheets (Parenthetical)	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 £ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2021 $ / shares shares
Common stock, par value | (per share)	$ 0.0001	£ 0.0001	$ 0.0001	£ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000	400,000,000	400,000,000
Common stock, shares issued	2,000	2,000	2,000	2,000	1,000
Common stock, shares outstanding	2,000	2,000	2,000	2,000	1,000
Murphy Canyon Acquisition Corp [Member]
Shares subject to possible redemption	2,187,728	2,187,728	13,225,000	13,225,000
Temporary equity, redemption price | $ / shares	$ 10.56		$ 10.34
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	754,000	754,000	754,000	754,000	0
Common stock, shares outstanding	754,000	754,000	754,000	754,000	0
Shares subject to possible redemption	2,187,728	2,187,728	13,225,000	13,225,000	13,225,000
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	3,306,250	3,306,250	3,306,250	3,306,250	3,306,250
Common stock, shares outstanding	3,306,250	3,306,250	3,306,250	3,306,250	3,306,250